Main Classes of Assets and Liabilities Held for Sale (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets	$ 4,003
Total liabilities	$ 4,003